SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended			0 Months Ended							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2012 Trans Tex Gas Services	Apr. 02, 2012 Trans Tex Gas Services Customer relationships	Feb. 17, 2012 Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member] Series C Preferred Stock	Dec. 31, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc. Series C Preferred Stock	Dec. 31, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc. Series C Preferred Stock	Apr. 24, 2013 Eagle Ford Hunter Subsequent event
Schedule of Investments [Line Items]
Assets Held-for-sale, Trade-in Value of Long Lived Assets Reclassified to Held-for-sale	$ 500,000
Equity Method Investments, Fair Value Disclosure	2,072,000	0	0
Investments [Abstract]
Consideration received, number of shares of common stock received						1,846,722	1,846,722						10,000,000
Consideration received, value of common stock received						2,600,000	2,600,000		1,300,000				42,300,000
Consideration received, number of shares of preferred stock received						88,000		88,000		88,000
Consideration received, cumulative preferred dividend rate on preferred stock received (as a percent)						10.00%					10.00%
Consideration received, value of preferred stock received						1,900,000	2,200,000	1,900,000				1,700,000
Available for Sale Securities Activity [Roll Forward]
Available for Sale Securities, Beginning Fair Value	497,000	0
Change in fair value recognized in other comprehensive income (loss)	(309,000)	14,000	0
Available for Sale Securities, Ending Fair Value	1,958,000	497,000	0
Intangible Assets
Discount rate (as a percent)	13.00%			13.00%
Asset Retirement Obligation
Liability for current asset retirement obligations	2,358,000	495,000
Asset retirement obligation at end of period (noncurrent)	28,322,000	20,089,000
Income Taxes
Uncertain tax positions	0
Cost Method Investments, Fair Value Disclosure	0	0	0
Available for Sale Securities, Acquired During Period		483,000
Equity Method Investments, Acquired During Period	3,943,000
Cost-method Investments, Acquired During Period	1,870,000
Available-for-sale Securities, Transfers To	1,770,000
Cost-method Investments, Transfers From	1,770,000
Cost-method Investments, Return of Capital	100,000
Income (Loss) from Equity Method Investments	(1,333,000)
Equity Method Investment, Other than Temporary Impairment	538,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				8 years 6 months 15 days	12 years 6 months
Impairment of Long-Lived Assets to be Disposed of	$ 156,000